Capital structure and financial items - Financial assets and liabilities - Narrative (Details) - DKK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Restricted cash and cash equivalents	kr 897	kr 867